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FORM 13F HR

13FHR/A COVER PAGE

Report for the Calendar Year or Quarter Ended DECEMBER 31,2009
                                              _________________


CHECK HERE IF AMENDMENT:         [  ] AMENDMENT NUMBER:___
This amendment (check only one): [  ] is a restatement
                                 [  ] adds new holding entries

Institutional Investment Manager Filing this report:
Name: Horseman Capital Management Ltd (SEC No: 801-64522)
Address: 9 Chester Close
London SW1X 7BE, United Kingdom

Form 13f - File Number: 28-11486

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report of the Reporting Manager:

NAME:  Christopher Harrison
Title: Director
Phone: +44-207-8387580

Signature, Place and Date of Signing

SIGNATURE:	Christopher Harrison


PLACE:		London, UNITED KINGDOM


DATE:		JANUARY 29, 2009
                _________________




                     REPORT SUMMARY
                     _____________


NUMBER OF OTHER INCLUDED MANAGERS:	0


FORM 13F INFORMATION TABLE TOTAL:	31 entries
_________________________________


FORM 13F INFORMATION TABLE VALUE TOTAL:	USD 385,553 (THOUSANDS)
_______________________________________


LIST OF OTHER INCLUDED MANAGERS:        NONE




                      FORM 13F INFORMATION TABLE
                      ___________________________


COL                COL       COL         COL      COL   COL   COL   COL
 1                  2         3           4        5     6     7     8
_______________________________________________________________________
	          Title of              Value    Shares  Inv  Othr Vote
Name of Issuer	  Class     ID_CUSIP   (x$1000)    No.   Disc Mgrs Auth
_______________________________________________________________________
ABBOT LABS	  Com Share 002824100     4,589   85,000 YES  None Sole
CR BARD INC	  Com Share 067383109     3,116   40,000 YES  None Sole
BECTON DICKINSON  Com Share 075887109    15,543  197,100 YES  None Sole
CHUBB CORP	  Com Share 171232101     8,361  170,000 YES  None Sole
COLGATE PALMOLIVE Com Share 194162103    17,868	 217,500 YES  None Sole
CLOROX COMPANY	  Com Share 189054109     8,601	 141,000 YES  None Sole
CISCO SYSTEMS INC Com Share 17275R102    15,336	 640,600 YES  None Sole
CVS CAREMARK CORP Com Share 126650100     9,083	 282,000 YES  None Sole
DELL INC	  Com Share 24702R101    12,739	 887,100 YES  None Sole
WALT DISNEY CO	  Com Share 254687106     2,861	  88,700 YES  None Sole
AMDOCS LTD	  Com Share GB0022569080  8,436	 295,700 YES  None Sole
HJ HEINZ CO	  Com Share 423074103    10,120	 236,500 YES  None Sole
HARLEY-DAVIDSON   Com Share 412822108	  6,292	 249,700 YES  None Sole
HEWLETT-PACKARD   Com Share 428236103	 12,692	 246,400 YES  None Sole
INTL BUSINESS MAC Com Share 459200101	 16,127	 123,200 YES  None Sole
JOHNSON & JOHNSON Com Share 478160104	 24,018	 372,900 YES  None Sole
KELLOGG CO	  Com Share 487836108	 13,108	 246,400 YES  None Sole
COCA-COLA CO/THE  Com Share 191216100	 20,424	 358,500 YES  None Sole
LENNAR CORP-CL A  Com Share 526057104	  4,467	 349,800 YES  None Sole
MCDONALD'S CORP	  Com Share 580135101	 23,790	 381,000 YES  None Sole
MEDTRONIC INC	  Com Share 585055106	 17,337	 394,200 YES  None Sole
NIKE INC -CL B	  Com Share 654106103	  6,845	 103,600 YES  None Sole
PEPSICO INC	  Com Share 713448108	 13,783	 226,700 YES  None Sole
PROCTER & GAMBLE  Com Share 742718109    28,132  434,000 YES  None Sole
PARTNERRE LTD	  Com Share BMG6852T1053  8,966	 120,000 YES  None Sole
STRYKER CORP	  Com Share 863667101	 10,175	 202,000 YES  None Sole
TOLL BROTHERS INC Com Share 889478103	  4,635	 246,400 YES  None Sole
TOTAL SYSTEM SERV Com Share 891906109	  4,255	 246,400 YES  None Sole
VERISIGN INC	  Com Share 92343E102	  8,380	 345,700 YES  None Sole
WELLS FARGO & CO  Com Share 949746101	 30,334 1,123,900YES  None Sole
ZIMMER HOLDINGS   Com Share 98956P102	 15,140	256,300	 YES  None Sole


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